Expense Example - ClassA ClassC ClassR ClassR6 ClassY - Victory RS Mid Cap Growth Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	690	964	1,258	2,093	314	667	1,146	2,470	183	1,043	1,918	4,172	96	315	551	1,230	97	335	592	1,327